MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenue from Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue percentage	10.00%
Customer A [Member]
Total revenue percentage	21.00%
Customer B [Member]
Total revenue percentage	14.00%	7.00%
Customer C [Member]
Total revenue percentage	10.00%
Customer D [Member]
Total revenue percentage	6.00%	8.00%	11.00%
Customer E [Member]
Total revenue percentage	5.00%	4.00%	12.00%
Customer F [Member]
Total revenue percentage	4.00%	12.00%	7.00%
Customer G [Member]
Total revenue percentage	1.00%	3.00%	11.00%
Customer H [Member]
Total revenue percentage		4.00%	12.00%